Derivative Instruments (Details 2) - Not designated as hedging instruments - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations	$ 619,805	$ 136,696
Futures
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations	640,873	82,058
Currency forwards
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations	(20,697)	53,833
Options
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations	(373)	$ 805
Interest rate swaps
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations	$ 2